4. Changes in accounting practices and disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Changes In Accounting Practices And Disclosures Tables Abstract
New standards, amendments and interpretations, adopted

Standard	Description	Impact

IFRS 9 - Financial Instruments	Changes in the classification and measurement requirements, mainly for impairment and hedge accounting.

Except for the impact of the disclosure of allowance for doubtful accounts in the income statements, which is demonstrated as a separate item, the application of this standard did not impact materially the disclosures or amounts recognized in the annual financial statements.

IFRS 15 - Revenue from Contracts with Customers

Establishes a single comprehensive framework to determine if and when a revenue is recognized and how revenue is measured.

IFRS 15 supersedes the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Interpretation A – Customer Loyalty Programmes.

(*) See impact analysis below.
Amendments to IFRS 2 – Classification and measurement of share-based payment transactions	Describe about modifications of settled options of shares.	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IAS 40 – Transfers of investment properties

The amendments clarify that a transfer to or from investment properties require an assessment of whether a property match, or no longer match, the definition of investment properties, supported by observable evidence of a change in use, and that a change in use is possible for properties under construction.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Annual improvements to IFRSs: 2014-2016 cycle Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that the option made by a venture capital organization and other similar entities to measure investments in associates and joint ventures at fair value through profit or loss is separately available for each associate or joint venture, and this choice should be made in the inception.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
IFRIC 22 – Foreign Currency Transactions and Advance Consideration

Describes how the transaction date should be defined in order to determine the exchange rate applicable to the initial recognition of an asset, expense or income when the consideration of that item has been paid or received in advance in foreign currency, resulting in the recording of non-monetary assets and liabilities.

The application of this interpretation did not impact the disclosures or amounts recognized in the annual financial statements.

Effects of new accounting standard

Assets	Note	January 1, 2018	Impact of IFRS 15	January 1, 2018
Current assets
Cash and cash equivalents	7	2,283,047	-	2,283,047
Trade receivables	9 (a)	1,672,595	-	1,672,595
Accounts receivable from related parties	10 (a)	180,773	-	180,773
Inventories		85,671	-	85,671
Restricted cash	8	18,822	-	18,822
Recoverable taxes	18 (a)	276,585	-	276,585
Other receivables		56,592	-	56,592
Total current assets		4,574,085	-	4,574,085

Noncurrent assets
Trade receivables	9 (a)	215,910	-	215,910
Accounts receivable from related parties	10 (a)	634,387	-	634,387
Escrow deposits		122,686	-	122,686
Water National Agency – ANA	11	70,487	-	70,487
Other receivables		113,123	-	113,123

Investments	12	36,932	-	36,932
Investment properties	13	57,652	-	57,652
Contract asset	14	-	10,387,715	10,387,715
Intangible assets	15	33,466,132	(10,387,715)	23,078,417
Property, plant and equipment	16	255,050	-	255,050

Total noncurrent assets		34,972,359	-	34,972,359
Total assets		39,546,444	-	39,546,444

New standards, amendments and interpretations, not yet effective

Standard	Description	Impact

IFRS 16 – Leases[1]

Establishes a single model for the accounting of leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor's accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating.

IFRS 16 will supersede the current leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease.

(**) See impact analysis below.
IFRIC 23 – Uncertainty over Income Tax Treatments[1]	Clarify accounting when there are uncertainties about the treatment of taxes on profit.	The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.